UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 13, 2008


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $4,488,355 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  309787  5313673 SH		SOLE			0  4822473  491200
ANHEUSER BUSCH COS INC		COMMON		035229103  198444  3791445 SH		SOLE			0  3405145  386300
AUTOMATIC DATA PROCESSIN	COMMON		053015103  282589  6346037 SH		SOLE			0  5753937  592100
BERKSHIRE HATHAWAY INC B	COMMON		084670207  110543    23341 SH		SOLE			0    21472    1869
COCA COLA CO			COMMON		191216100  286669  4671165 SH		SOLE			0  4236165  435000
DISNEY WALT CO			COM DISNEY	254687106  175708  5443259 SH		SOLE			0  4951893  491366
GANNETT INC			COMMON		364730101  153733  3941859 SH		SOLE			0  3583159  358700
GENERAL ELEC CO			COMMON		369604103  361029  9739122 SH		SOLE			0  8823909  915213
GOLDMAN SACHS GROUP INC		COMMON		38141G104  333160  1549220 SH		SOLE			0  1407320  141900
INTERNATIONAL BUSINESS M	COMMON		459200101  412989  3820437 SH		SOLE			0  3459937  360500
JOHNSON & JOHNSON		COMMON		478160104  309541  4640800 SH		SOLE			0  4207000  433800
LEGG MASON INC			COMMON		524901105  128751  1760100 SH		SOLE			0  1595400  164700
LOWES COS INC			COMMON		548661107   14864   657100 SH		SOLE			0   596200   60900
MICROSOFT CORP			COMMON		594918104  278930  7835100 SH		SOLE			0  7100800  734300
PEPSICO INC			COMMON		713448108  297258  3916442 SH		SOLE			0  3547542  368900
PROCTER & GAMBLE CO		COMMON		742718109  215137  2930220 SH		SOLE			0  2659220  271000
WAL MART STORES INC		COMMON		931142103  318046  6691478 SH		SOLE			0  6065478  626000
WELLS FARGO & CO NEW		COMMON		949746101  301177  9976051 SH		SOLE			0  9047751  928300
